Description of Organization and Business Operations (Detail) - USD ($)			1 Months Ended	5 Months Ended	6 Months Ended
	Oct. 20, 2020	Sep. 29, 2020	Oct. 20, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2020
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)	$ 10.00		$ 10.00	$ 11.50	$ 11.50
Transaction costs				$ 18,252,382	$ 18,252,382
Underwriting fees				6,400,000	6,400,000
Deferred underwriting fees				11,200,000	11,200,000
Other offering costs				$ 652,382	$ 652,382
Net proceeds of initial public offering and certain of private placement			$ 320,000,000
Fair market value in the trust account, percentage				80.00%	80.00%
Bussiness combination, per share price (in Dollars per share)				$ 10.00	$ 10.00
Net tangible assets				$ 5,000,001	$ 5,000,001
Aggregate of public shares, percentage				15.00%	15.00%
Redemption of public shares, percentage				100.00%	100.00%
Dissolution expense				$ 100,000	$ 100,000
Description of public shares				In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share, due to reductions in the value of trust assets, in each case net of the interest that may be withdrawn to pay taxes.	In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share, due to reductions in the value of trust assets, in each case net of the interest that may be withdrawn to pay taxes
Investment Maturity Days			185 days
Shares Issued, Price Per Share				$ 10.00	$ 10.00
Share Price		$ 10.12				$ 10.14
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of units (in Shares)				30,000,000	30,000,000
Per share price (in Dollars per share)				$ 10.00	$ 10.00
Generating gross proceeds		$ 300,000,000
Stock Issued During Period, Shares, New Issues		30,000,000
Share Price		$ 10.00
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of units (in Shares)	2,000,000
Per share price (in Dollars per share)	$ 10.00		$ 10.00
Generating gross proceeds	$ 20,400,000			$ 8,000,000	$ 8,000,000
Sale of warrants, shares (in Shares)				5,333,333	5,333,333
Warrants per share price (in Dollars per share)	$ 1.50		$ 1.50	$ 1.50	$ 1.50
Additional purchase of warrants, shares (in Shares)	266,667		266,667
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of outstanding voting securities				50.00%	50.00%
Redemption of public shares, percentage				100.00%	100.00%